Investment and Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value measured on a recurring basis
June 30, 2021 (Unaudited)	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$66,781	$636,156	$-	$702,937
Total assets at fair value	$66,781	$636,156	$-	$702,937

December 31, 2020	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$66,062	$28,318,882	$-	$28,384,944
Investments in derivatives
Warrants	-	-	4,289	4,289
Total assets at fair value	$66,062	$28,318,882	$4,289	$28,389,233

Schedule of fair value reconciliation of Level 3 assets
Warrants
Balance at January 1, 2021	$4,289
Change in unrealized depreciation	(4,289)
Balance at June 30, 2021 (Unaudited)	$-
Net change in unrealized depreciation relating to investments still held at June 30, 2021	-

Warrants
Balance at January 1, 2020	$203,320
Change in unrealized appreciation	(101,233)
Balance at June 30, 2020 (Unaudited)	$102,087
Net change in unrealized appreciation relating to investments still held at June 30, 2020	(101,233)

Schedule of quantitative information about the group’s level 3 fair value measurements of investment
December 31, 2020	Valuation technique	Unobservable input	Range (weighted average)

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	6 months 122%

Schedule of unrealized gains and losses
	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Upward adjustments	$-	$1,635,939
Total unrealized gain for non-marketable investments	$-	$1,635,939

Schedule of carrying value of our non-marketable investments
	June 30, 2021	December 31, 2020
	(Unaudited)
Initial cost basis	$4,079,707	$4,079,707
Upward adjustments	-	-
Total carrying value at the end of the year	$4,079,707	$4,079,707